UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2012 (Unaudited)

DWS RREEF Real Estate Securities Fund

	Shares	Value ($)
Common Stocks 99.3%
Real Estate Investments Trust ("REITs") 99.3%
Apartments 18.6%
Apartment Investment & Management Co. "A" (a)	857,851	22,655,845
AvalonBay Communities, Inc. (a)	408,320	57,716,032
BRE Properties, Inc. (a)	867,832	43,868,908
Camden Property Trust (a)	805,303	52,948,672
Equity Residential (a)	783,831	49,083,497
Home Properties, Inc. (a)	300,929	18,359,678
UDR, Inc.	530,166	14,160,734

		258,793,366
Diversified 10.4%
Colonial Properties Trust (a)	636,700	13,835,491
Duke Realty Corp.	1,741,967	24,979,807
DuPont Fabros Technology, Inc. (a)	932,441	22,798,182
PS Business Parks, Inc.	188,747	12,370,478
Vornado Realty Trust (a)	575,986	48,498,021
Washington Real Estate Investment Trust (a)	754,791	22,417,293

		144,899,272
Health Care 13.8%
Health Care REIT, Inc. (a)	1,617,477	88,896,536
Healthcare Realty Trust, Inc. (a)	1,108,780	24,393,160
LTC Properties, Inc. (a)	511,841	16,378,912
Senior Housing Properties Trust	924,119	20,376,824
Ventas, Inc.	722,921	41,278,789

		191,324,221
Hotels 6.7%
Chesapeake Lodging Trust (a)	123,000	2,210,310
DiamondRock Hospitality Co.	651,450	6,703,421
Host Hotels & Resorts, Inc. (a)	1,231,800	20,226,156
LaSalle Hotel Properties (a)	478,500	13,464,990
Pebblebrook Hotel Trust (a)	865,125	19,534,522
Strategic Hotels & Resorts, Inc.*	2,128,874	14,007,991
Sunstone Hotel Investors, Inc.*	1,798,050	17,513,007

		93,660,397
Industrial 3.4%
Prologis, Inc. (a)	1,294,966	46,644,675

Manufactured Homes 1.3%
Equity Lifestyle Properties, Inc.	249,948	17,431,374
Office 12.6%
Boston Properties, Inc. (a)	780,108	81,903,539
Douglas Emmett, Inc. (a)	1,913,453	43,645,863
Kilroy Realty Corp. (a)	430,793	20,079,262
SL Green Realty Corp. (a)	381,350	29,573,692

		175,202,356
Regional Malls 17.3%
General Growth Properties, Inc. (a)	727,774	12,364,880
Glimcher Realty Trust	2,628,700	26,865,314
Pennsylvania Real Estate Investment Trust (a)	114,671	1,751,026
Simon Property Group, Inc.	1,186,103	172,791,485
Taubman Centers, Inc. (a)	364,343	26,578,822

		240,351,527
Shopping Centers 9.8%
Alexander's, Inc.	20,401	8,035,546
DDR Corp. (a)	2,864,626	41,823,540
Federal Realty Investment Trust (a)	488,722	47,303,402
Kimco Realty Corp. (a)	2,052,789	39,536,716

		136,699,204
Specialty Services 1.1%
Entertainment Properties Trust (a)	321,505	14,911,402
Storage 4.3%
CubeSmart	1,255,970	14,946,043
Public Storage	324,575	44,846,528

		59,792,571

Total Common Stocks (Cost $1,177,481,344)		1,379,710,365
Securities Lending Collateral 30.9%
Daily Assets Fund Institutional, 0.27% (b) (c) (Cost $429,501,985)	429,501,985	429,501,985

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,606,983,329) †	130.2	1,809,212,350
Notes Payable	(0.1)	(950,000)
Other Assets and Liabilities, Net (a)	(30.1)	(418,650,638)

Net Assets	100.0	1,389,611,712

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,623,684,578.  At March 31, 2012, net unrealized appreciation for all securities based on tax cost was $185,527,772. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $202,412,992 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,885,220.

(a)
All or a portion of these securities were on loan amounting to $421,086,130. In addition, included in other assets and liabilities, net is a pending sale, amounting to $3,697,784, that is also on loan. The value of all securities loaned at March 31, 2012 amounted to $424,783,914 which is 30.6% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,379,710,365	$—	$—	$1,379,710,365
Short-Term Investments	429,501,985	—	—	429,501,985
Total	$1,809,212,350	$—	$—	$1,809,212,350

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Securities Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 24, 2012